Debt and Equity Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Debt and Equity Securities
(3)	Debt and Equity Securities

Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2014 consist of the following:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$7,398	76	147	7,327
Obligations of states and political subdivisions	20,725	389	41	21,073

	$28,123	465	188	28,400

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
U.S. Government-sponsored enterprises (GSEs)*	$131,767	129	1,329	130,567
Mortgage-backed:
GSE residential	170,802	731	464	171,069
Asset-backed:
SBAP	30,627	98	205	30,520
Obligations of states and political subdivisions	14,324	98	158	14,264

	$347,520	1,056	2,156	346,420

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks and Government National Mortgage Association.

The Company’s classification of securities at December 31, 2013 is as follows:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$8,649	73	520	8,202
Obligations of states and political subdivisions	18,174	424	239	18,359

	$26,823	497	759	26,561

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
U.S. Government-sponsored enterprises (GSEs)*	$141,968	10	5,892	136,086
Mortgage-backed:
GSE residential	175,855	808	1,481	175,182
Asset-backed:
SBAP	4,801	—	69	4,732
Obligations of states and political subdivisions	13,711	71	409	13,373

	$336,335	889	7,851	329,373

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks and Government National Mortgage Association.

Included in mortgage-backed GSE residential available for sale securities are collateralized mortgage obligations totaling $12,254,000 (fair value of $12,305,000) and $5,617,000 (fair value of $5,674,000) at December 31, 2014 and 2013, respectively.

The amortized cost and estimated market value of debt securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Held-To-Maturity		Estimated
	Amortized	Market
	Cost	Value
Due in one year or less	$3,131	3,179
Due after one year through five years	10,088	10,325
Due after five years through ten years	3,202	3,241
Due after ten years	4,304	4,328

	20,725	21,073
Mortgage-backed securities	7,398	7,327

	$28,123	28,400

	In Thousands
Securities Available-For-Sale		Estimated
	Amortized	Market
	Cost	Value
Due in one year or less	$2,351	2,354
Due after one year through five years	55,661	55,283
Due after five years through ten years	87,398	86,514
Due after ten years	681	680

	146,091	144,831
Mortgage and asset-backed securities	201,429	201,589

	$347,520	346,420

Results from sales of debt and equity securities are as follows:

	In Thousands
	2014	2013	2012
Gross proceeds	$72,215	6,867	37,353

Gross realized gains	$638	78	$261
Gross realized losses	(93)	—	(2)

Net realized gains	$545	78	$259

Securities carried in the balance sheet of approximately $187,059,000 (approximate market value of $186,091,000) and $156,443,000 (approximate market value of $151,345,000) were pledged to secure public deposits and for other purposes as required or permitted by law at December 31, 2014 and 2013, respectively.

Included in the securities above are $21,823,000 (approximate market value of $22,162,000) and $18,391,000 (approximate market value of $18,545,000) at December 31, 2014 and 2013, respectively, in obligations of political subdivisions located within the State of Tennessee. Management purchases only obligations of such political subdivisions it considers to be financially sound.

Securities that have rates that adjust prior to maturity totaled $11,950,000 (approximate market value of $11,943,000) and $12,000 (approximate market value of $12,000) at December 31, 2014 and 2013, respectively.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014.

Available for sale and held to maturity securities that have been in a continuous unrealized loss position at December 31, 2014 are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$—	$—	—	$4,674	$147	4	$4,674	$147
Obligations of states and political subdivisions	—	—	—	2,577	41	6	2,577	41

	$—	$—	—	$7,251	$188	10	$7,251	$188

Available-for-Sale Securities:
Debt securities:
GSEs	$34,753	$143	10	$74,250	$1,186	24	$109,003	$1,329
Mortgage-backed:
GSE residential	66,504	279	36	22,172	185	13	88,676	464
Asset-backed:
SBAP	16,114	205	9	—	—	—	16,114	205
Obligations of states and political subdivisions	2,078	8	4	4,699	150	13	6,777	158

	$119,449	$635	59	$101,121	$1,521	50	$220,570	$2,156